ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Principal activities

Futu Holdings Limited (the “Company”) is an investment holding company incorporated in the Cayman Islands with limited liability and conducts its business mainly through its subsidiaries, variable interest entity (“VIE”) and subsidiary of the VIE (collectively referred to as the “Group”). The Group principally engages in online financial services including securities and derivative trades brokerage, margin financing and wealth management services based on independently developed software and websites like “Futu NiuNiu” mobile app. The Group also provides financial information and online community services, etc. The Company completed its IPO on March 8, 2019 on the Nasdaq Global Market. Each American Depositary Shares ("ADSs") of the Company represents eight Class A ordinary shares.

As of December 31, 2019, the Company’s principal subsidiaries, consolidated VIE and subsidiary of VIE are as follows:

			Percentage of
			Direct or
	Date of	Place of	Indirect
	Incorporation/	Incorporation/	Economic
Subsidiaries	Establishment/	Establishment	Interest	Principal Activities
Futu Securities International (Hong Kong) Limited (“Futu Securities” or the “Operating Company”)	April 17, 2012	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Futu Network Technology Limited	May 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15, 2014	Beijing, PRC	100%	No substantial business
Futu Inc.	December 17, 2015	Delaware, USA	100%	Financial services

VIE
Shenzhen Futu Network Technology Co., Ltd. (1) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Subsidiary of the VIE
Beijing Futu Network Technology Co., Ltd.	April 4, 2014	Beijing, PRC	100%	No substantial business

Note:

(1)

Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.

Initial Public Offering

On March 8, 2019, the Compangy completed its IPO on the Nasdaq Global Market. In the offering, 8,625,000 ADSs (including 1,125,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option), representing 69,000,000 Class A ordinary shares, were issued and sold to the public at a price of US$12 per ADS. Concurrently with the IPO, 46,666,666 Class A ordinary shares were issued and sold to General Atlantic Singapore FT Pte. Ltd. at a price per share equal to the IPO price per share (“Concurrent Private Placement”). The net proceeds to the Company from the IPO and Concurrent Private Placement, after deducting commissions and offering expenses, were approximately US$161.7 million (HK$1,259,317,000). Upon the completion of the IPO, all 377,931,094 issued and outstanding preferred shares were converted into ordinary shares immediately as of the same date.

In accordance to the written resolutions passed by the Board of Directors of the Company and its shareholders in December 2018, upon the completion of the IPO, the Company completed the redesignation on a one-for-one basis of: (i) all of 403,750,000 original ordinary shares ultimately held by the Company’s founder, chairman of the board of directors and chief executive officer, Mr. Leaf Hua Li and 140,802,051 shares (including ordinary shares resulting from the conversion and re-designation of preferred shares) held by Qiantang River Investment Limited into Class B ordinary shares; (ii) all of remaining ordinary shares (including 237,129,043 ordinary shares resulting from the conversion and re-designation of preferred shares) into Class A ordinary shares.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.